Stockholders' Equity (Details) - USD ($)								1 Months Ended		6 Months Ended	8 Months Ended		12 Months Ended
	Oct. 15, 2020	Sep. 15, 2020	Aug. 03, 2020	Jun. 30, 2020	Apr. 01, 2020	Mar. 26, 2020	Feb. 07, 2020	Jul. 30, 2020	Jul. 25, 2020	Jun. 27, 2020	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018	Sep. 18, 2020	Jun. 25, 2020	Feb. 14, 2020	Jan. 03, 2020
Stockholders' Equity
Net Income (Loss) Available to Common Stockholders, Basic													$ 24,309,000
Incremental Common Shares Attributable to Dilutive Effect of Options and Restricted Stock Units													440,573
Dividends, Preferred Stock													$ 755,000
Adjustment to APIC, Share-based Compensation, Requisite Service Period Recognition													$ 8,810,000
Weighted Average Number of Shares Outstanding, Basic											16,669,065	13,602,774	34,531,362	13,800,884	12,928,762
Stock Redeemed or Called During Period, Shares						3,937,726
Preferred Stock, redeemed for Common, Shares						787,545
Weighted Average Number of Shares Outstanding, Diluted											16,669,065	13,602,774	34,971,935	13,800,884	13,977,748
Earnings Per Share, Diluted											$ (4.11)	$ (3.17)	$ 0.70	$ (0.16)	$ 0.01
Common Stock, Value, Issued											$ 183,000		$ 401,000
Proceeds from the exercise of stock options											2,202,000	$ 0	520,000	$ 153,000	$ 95,000
Unrealized Gain (Loss) on Derivatives											(42,000)		(145,000)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax											(1,496,000)		(1,254,000)
Share-based Payment Arrangement, Noncash Expense											3,102,000	604,000	9,484,000	999,000	3,680,000
Accumulated other comprehensive income (loss), net of taxes											$ (1,538,000)		(1,399,000)
Antidilutive securities
Share Price											$ 12.00
Adjustments to Additional Paid in Capital, Other													10,000,000.0
Net Income (Loss) Available to Common Stockholders, Diluted													$ 24,309,000
Sale of Stock, Number of Shares Issued in Transaction													4,200,000
Shares Issued, Price Per Share																	$ 23.25
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized										630,000			630,000
Debt Instrument, Term								35 days	30 days				30 days
Proceeds from Issuance of Common Stock			$ 13,800,000	$ 92,200,000							$ 96,143,000	0	$ 198,004,000	0	0
Consulting, Underwriting Service Fee				$ 5,400,000												$ 900,000
Payments of Stock Issuance Costs			$ 800,000
Preferred Stock, Value, Issued		$ 0.01									19,000		$ 13,000
Preferred Stock, Liquidation Preference Per Share		$ 25.00
Excess Stock, Shares Authorized													180,000
Preferred Stock, Value, Outstanding											1,886,667,000		$ 1,250,000,000
Proceeds from Issuance of Preferred Stock and Preference Stock											0	0	29,482,000	0	0
Preferred Units, Offering Costs													1,200,000
Net Income (Loss) Attributable to Parent											$ (68,427,000)	$ (43,053,000)	$ 25,064,000	$ (2,156,000)	$ 125,000
Earnings Per Share, Basic											$ (4.11)	$ (3.17)	$ 0.70	$ (0.16)	$ 0.01
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted													$ 19,890,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount											206,899			524,649
Preferred stock, shares authorized (in shares)													20,000,000.0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent											$ (45,813,000)	$ (43,053,000)	$ 4,419,000	$ (2,156,000)	$ 125,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent											$ (22,614,000)	$ 0	20,645,000	$ 0	$ 0
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic													$ 19,890,000
Income (Loss) from Continuing Operations, Per Basic Share											$ (1.35)	$ 0	$ 0.57	$ 0	$ 0
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share											(2.76)		0.13	(0.16)
Income (Loss) from Continuing Operations, Per Diluted Share											(1.35)	0	0.57	0	0
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share											$ (2.76)	$ (3.17)	$ 0.13	$ (0.16)	$ 0.01
Holdco
Antidilutive securities
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											34.40%
Noncontrolling Interest, Ownership Percentage by Parent											65.60%
Class A common stock
Stockholders' Equity
Net Income (Loss) Available to Common Stockholders, Basic											$ (68,427,000)			$ (2,156,000)	$ 123,000
Adjustment to APIC, Share-based Compensation, Requisite Service Period Recognition											$ 2,000		$ 66,000
Weighted Average Number of Shares Outstanding, Basic											16,669,065		34,531,362	13,800,884	12,728,762
Weighted Average Number of Shares Outstanding, Diluted															13,977,748
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements															48,986
Earnings Per Share, Diluted															$ 0.01
Antidilutive securities
Net Income (Loss) Available to Common Stockholders, Diluted															$ 135,000
Net Income (Loss) Attributable to Parent															$ 133,000
Earnings Per Share, Basic											$ (4.11)		$ 0.70	$ (0.16)	$ 0.01
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted															$ 0
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Diluted															$ 135,000
Incremental Common Shares Attributably to Conversion of Class B Common Stock															200,000
Incremental Common Shares Attributable to Conversion of Exchangeable Shares															1,000,000
Undistributed Earnings Allocated to Participating Securities Class A Preferred Stock															$ (10,000)
Amount of Dilutive Securities Class B Common Stock															2,000
Amount of Dilutive Securities Exchangeable Shares															10,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent															123,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent													$ 20,645,000		$ 0
Income (Loss) from Continuing Operations, Per Basic Share															$ 0
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share															0.01
Income (Loss) from Continuing Operations, Per Diluted Share															0
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share															$ 0.01
Class B common stock
Stockholders' Equity
Net Income (Loss) Available to Common Stockholders, Basic															$ 2,000
Weighted Average Number of Shares Outstanding, Basic															200,000
Weighted Average Number of Shares Outstanding, Diluted															200,703
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements															703
Earnings Per Share, Diluted															$ 0.01
Antidilutive securities
Net Income (Loss) Available to Common Stockholders, Diluted															$ 2,000
Net Income (Loss) Attributable to Parent															$ 2,000
Earnings Per Share, Basic															$ 0.01
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted															$ 0
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Diluted															$ 2,000
Incremental Common Shares Attributably to Conversion of Class B Common Stock															0
Incremental Common Shares Attributable to Conversion of Exchangeable Shares															0
Undistributed Earnings Allocated to Participating Securities Class A Preferred Stock															$ 0
Amount of Dilutive Securities Class B Common Stock															0
Amount of Dilutive Securities Exchangeable Shares															0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent															2,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent															$ 0
Income (Loss) from Continuing Operations, Per Basic Share															$ 0
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share															0.01
Income (Loss) from Continuing Operations, Per Diluted Share															0
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share															$ 0.01
Holdco | Buddy's [Member]
Antidilutive securities
Conversion of Stock, Shares Issued													1
Preferred Stock
Stockholders' Equity
Preferred stock, shares issued (in shares)											1,886,667		1,250,000
Antidilutive securities
Preferred stock, shares authorized (in shares)											20,000,000		20,000,000
Preferred Stock | Buddy's [Member]
Antidilutive securities
Conversion of Stock, Shares Issued													0.2
Voting Non-Economic Preferred Stock
Antidilutive securities
Preferred Stock, No Par Value													$ 0.01
Series A Preferred Stock
Antidilutive securities
Preferred Stock, No Par Value													$ 0.01
Vitamin Shoppe [Member]
Stockholders' Equity
Common Stock, Shares Subscribed but Unissued																			2,354,000
Common stock, par value (in dollars per share)																			$ 0.01
Antidilutive securities
Share Price																			$ 12.00
Common Stock, Value, Subscriptions																			$ 28,200,000
Investor Shares purchased [Member]
Stockholders' Equity
Common Stock, Shares Subscribed but Unissued							3,877,965
Antidilutive securities
Common Stock, Value, Subscriptions							$ 65,900,000
Business Acquisition, Share Price							$ 12.00
Investor Shares purchased [Member] | Senior Notes [Member]
Antidilutive securities
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger							2.25%
Investor Shares purchased [Member] | Private Placement [Member]
Antidilutive securities
Business Acquisition, Share Price							$ 23.00
Kayne FRG Holding L.P. [Member]
Stockholders' Equity
Common Stock, Value, Issued																		$ 31,000,000.0
Antidilutive securities
Common Stock, Shares, Issued																		1,250,000
Remaining New Holdco Units [Member]
Stockholders' Equity
Preferred Stock, redeemed for Common, Shares					5,495,606
Preferred Stock, additional shares [Member]
Stockholders' Equity
Preferred Stock, redeemed for Common, Shares					1,099,121
Sears Outlet [Member]
Antidilutive securities
Common Stock, Value, Subscriptions																			$ 70,000,000.0
Preferred Stock
Stockholders' Equity
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted											1,886,667,000		0
Preferred stock, shares issued (in shares)		1,200,000									0		1,250,000,000
Preferred Stock, Dividend Rate, Percentage		7.50%
Antidilutive securities
Sale of Stock, Price Per Share		$ 25.00
Excess Stock, Shares Authorized	50,000
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 1,200,000												$ 28,800,000
Preferred Units, Offering Costs													$ 100,000